Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Disclosure of fair value measurement [text block]

	December 31, 2018			December 31, 2017
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	99	46	2	170	86	2
- Interest currency swap	14	71	2	41	45	2
- Outright	3	5	2	3	5	2
	116	122		214	136
Derivatives on interest rate
- Interest rate swap	18	6	2	9	5	2
	18	6		9	5
Derivatives on commodities
- Future	1,060	1,107	1	796	771	1
- Over the counter	306	284	2	81	97	2
- Other	1	5	2	1	2	2
	1,367	1,396		878	870
	1,501	1,524		1,101	1,011
Trading derivatives
Derivatives on commodities
- Over the counter	992	1,031	2	683	829	2
- Future	367	263	1	395	390	1
- Options	80	71	2	133	114	2
	1,439	1,365		1,211	1,333
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	311	196	2	227	21	2
- Future	26	15	1	35		1
	337	211		262	21
Option embedded in convertible bonds	21	21	2	16	16	2
Gross amount	3,298	3,121		2,590	2,381
Offsetting	(1,636)	(1,636)		(1,279)	(1,279)
Net amount	1,662	1,485		1,311	1,102
Of which:
- current	1,594	1,445		1,231	1,011
- non-current	68	40		80	91

Disclosure of derivative financial instruments [text block]
Hedging derivative instruments are disclosed below:

	December 31, 2018
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	3,528	404	2
- Future	71	(6)	(2)
	3,599	398

Disclosure of detailed information about type of risk hedged under cash flow hedge [text block]
The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:
	December 31, 2018
(€ million)	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge
Commodity price risk
- Forecast sales	(389)	(13)	642
	(389)	(13)	642

Disclosure of detailed information about other operating income loss [text block]
Other operating profit (loss) related to derivative financial instruments on commodity was as follows:
(€ million)	2018	2017	2016
Net income (loss) on cash flow hedging derivatives		12	(1)
Net income (loss) on other derivatives	129	(44)	17
	129	(32)	16

Disclosure of detailed information about finance income loss on derivative financial instruments [text block]
Finance income (loss) on derivative financial instruments consisted of the following:
(€ million)	2018	2017	2016
Derivatives on exchange rate	(329)	809	(494)
Derivatives on interest rate	22	28	(12)
Options			24
	(307)	837	(482)